Significant accounting policies, estimates and judgements (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Dollar [Member]
Average foreign exchange rate	1.18	1.13	1.11
Closing foreign exchange rate	1.15	1.20	1.05
Pound Sterling [Member]
Average foreign exchange rate	0.88	0.88	0.82
Closing foreign exchange rate	0.89	0.88	0.86
Norwegian Krone [Member]
Average foreign exchange rate	9.60	9.33	9.29
Closing foreign exchange rate	9.94	9.83	9.09
Australian Dollar [Member]
Average foreign exchange rate	1.58	1.47	1.49
Closing foreign exchange rate	1.62	1.53	1.46